Columbia Variable Portfolio – Core Equity Fund
First Quarter Report
March 31, 2025 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 9.1%
Interactive Media & Services 8.8%
Alphabet, Inc., Class A	62,288	9,632,216
Meta Platforms, Inc., Class A	14,461	8,334,742
Total		17,966,958
Media 0.3%
Fox Corp., Class A	9,747	551,680
Total Communication Services		18,518,638
Consumer Discretionary 10.3%
Automobiles 0.8%
Tesla, Inc.(a)	6,264	1,623,378
Broadline Retail 4.0%
Amazon.com, Inc.(a)	42,483	8,082,816
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc.	923	4,252,178
Expedia Group, Inc.	3,495	587,509
Total		4,839,687
Household Durables 1.1%
PulteGroup, Inc.	21,325	2,192,210
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	11,339	2,502,971
Tapestry, Inc.	24,099	1,696,811
Total		4,199,782
Total Consumer Discretionary		20,937,873
Consumer Staples 5.8%
Beverages 0.9%
Molson Coors Beverage Co., Class B	28,996	1,764,987
Food Products 1.1%
Archer-Daniels-Midland Co.	6,364	305,536
Bunge Global SA	3,714	283,824
General Mills, Inc.	26,284	1,571,520
Total		2,160,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	31,940	2,992,778
Kimberly-Clark Corp.	2,265	322,128
Total		3,314,906
Tobacco 2.2%
Altria Group, Inc.	74,660	4,481,093
Total Consumer Staples		11,721,866
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	16,709	2,795,249
Exxon Mobil Corp.	10,237	1,217,486
Marathon Petroleum Corp.	2,469	359,709
Valero Energy Corp.	17,436	2,302,772
Total		6,675,216
Total Energy		6,675,216
Financials 14.5%
Banks 3.2%
Citigroup, Inc.	57,093	4,053,032
JPMorgan Chase & Co.	10,091	2,475,323
Total		6,528,355
Capital Markets 3.4%
Blackrock, Inc.	3,813	3,608,928
CME Group, Inc.	10,371	2,751,323
State Street Corp.	6,619	592,599
Total		6,952,850
Consumer Finance 1.4%
Synchrony Financial	54,279	2,873,530
Financial Services 2.8%
Fiserv, Inc.(a)	19,925	4,400,038
Visa, Inc., Class A	3,536	1,239,226
Total		5,639,264

Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.7%
Allstate Corp. (The)	7,506	1,554,268
Marsh & McLennan Companies, Inc.	17,035	4,157,051
Prudential Financial, Inc.	17,105	1,910,286
Total		7,621,605
Total Financials		29,615,604
Health Care 10.8%
Biotechnology 2.4%
AbbVie, Inc.	7,810	1,636,351
Amgen, Inc.	2,787	868,290
BioMarin Pharmaceutical, Inc.(a)	5,118	361,791
Regeneron Pharmaceuticals, Inc.	996	631,693
Vertex Pharmaceuticals, Inc.(a)	2,803	1,358,951
Total		4,857,076
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	67,966	2,326,476
Hologic, Inc.(a)	34,816	2,150,585
Medtronic PLC	27,634	2,483,191
Total		6,960,252
Health Care Providers & Services 1.8%
Cigna Group (The)	5,684	1,870,036
McKesson Corp.	2,211	1,487,981
Universal Health Services, Inc., Class B	1,920	360,768
Total		3,718,785
Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc.(a)	4,381	772,370
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	67,918	4,142,319
Viatris, Inc.	174,035	1,515,845
Total		5,658,164
Total Health Care		21,966,647
Industrials 8.6%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	1,880	839,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.6%
Masco Corp.	30,595	2,127,576
Trane Technologies PLC	9,307	3,135,715
Total		5,263,291
Commercial Services & Supplies 0.2%
Cintas Corp.	1,561	320,832
Machinery 2.7%
Caterpillar, Inc.	4,614	1,521,697
Pentair PLC	11,126	973,303
Snap-On, Inc.	6,735	2,269,762
Westinghouse Air Brake Technologies Corp.	4,529	821,334
Total		5,586,096
Passenger Airlines 1.1%
Delta Air Lines, Inc.	36,397	1,586,909
United Airlines Holdings, Inc.(a)	7,897	545,288
Total		2,132,197
Professional Services 1.6%
Automatic Data Processing, Inc.	10,937	3,341,582
Total Industrials		17,483,813
Information Technology 29.4%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	32,576	2,523,989
Semiconductors & Semiconductor Equipment 9.5%
Broadcom, Inc.	3,948	661,013
NVIDIA Corp.	124,415	13,484,098
Qorvo, Inc.(a)	17,647	1,277,819
QUALCOMM, Inc.	25,898	3,978,192
Total		19,401,122
Software 11.2%
Adobe, Inc.(a)	4,122	1,580,911
Fortinet, Inc.(a)	8,720	839,387
Gen Digital, Inc.	11,141	295,682
Microsoft Corp.	30,681	11,517,341
Palo Alto Networks, Inc.(a)	21,652	3,694,697
Salesforce, Inc.	14,654	3,932,547
ServiceNow, Inc.(a)	1,147	913,173
Total		22,773,738
Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.(b)	57,482	12,768,477
NetApp, Inc.	27,409	2,407,606
Total		15,176,083
Total Information Technology		59,874,932
Materials 1.8%
Chemicals 1.3%
CF Industries Holdings, Inc.	33,262	2,599,425
Metals & Mining 0.5%
Steel Dynamics, Inc.	8,071	1,009,521
Total Materials		3,608,946
Real Estate 2.1%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	20,405	289,955
Specialized REITs 2.0%
American Tower Corp.	14,034	3,053,798
SBA Communications Corp.	4,589	1,009,626
Total		4,063,424
Total Real Estate		4,353,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
Edison International	21,950	1,293,294
Entergy Corp.	14,516	1,240,973
PG&E Corp.	137,403	2,360,583
Total		4,894,850
Total Utilities		4,894,850
Total Common Stocks (Cost $156,405,436)		199,651,764

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	4,050,084	4,049,274
Total Money Market Funds (Cost $4,049,269)		4,049,274
Total Investments in Securities (Cost: $160,454,705)		203,701,038
Other Assets & Liabilities, Net		(151,379)
Net Assets		203,549,659
At March 31, 2025, securities and/or cash totaling $399,834 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	15	06/2025	USD	4,239,938	—	(73,789)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	4,092,121	6,787,966	(6,830,818)	5	4,049,274	98	32,750	4,050,084

Columbia Variable Portfolio – Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7003_12_D01_(05/25)